Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,026,000.00
Total Fee Amount	5,527.59
Total Offset Amount	0.00
Net Fee	$ 5,527.59
Offering Table N/A
Offset Table N/A	N/A